Share-based Compensation (Sogou Share-based Awards, Sohu Management Sogou Share Option Arrangement, Share Option Activity, Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 14,204,000	$ 23,723,000	$ 12,861,000
Sohu Management Sogou Share Option Arrangement [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0	0	444,000
Unrecognized compensation expenses	0
Total fair values of share options vested	0	0	515,000
Total intrinsic value of options exercised	$ 0	$ 249,000	$ 4,501,000
Sohu Management Sogou Share Option Arrangement [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price	$ 5.25